Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ 16,953	$ 10,622	$ 9,103
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	(121)	210	(4)
Comprehensive loss	$ 16,832	$ 10,832	$ 9,099